Distribution Date:	05/15/26	BBCMS Mortgage Trust 2024-C26
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2024-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-15		Attention: CMBS Servicing		commercial.servicing@trimont.com
Mortgage Loan Detail (Part 2)	16-18		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Principal Prepayment Detail	19	Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	20		General	(305) 229-6465
Delinquency Loan Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
Specially Serviced Loan Detail - Part 1	23		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28	Directing Certificateholder	RREF V-D AIV RR H, LLC
Supplemental Notes	29		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05555AAA3	5.594000%	7,000,000.00	4,641,948.53	139,040.10	21,639.22	0.00	0.00	160,679.32	4,502,908.43	30.09%	30.00%
A-2	05555AAB1	6.676000%	15,000,000.00	15,000,000.00	0.00	83,450.00	0.00	0.00	83,450.00	15,000,000.00	30.09%	30.00%
A-4	05555AAC9	5.549000%	50,000,000.00	50,000,000.00	0.00	231,208.33	0.00	0.00	231,208.33	50,000,000.00	30.09%	30.00%
A-5	05555AAD7	5.829000%	484,700,000.00	484,700,000.00	0.00	2,354,430.25	0.00	0.00	2,354,430.25	484,700,000.00	30.09%	30.00%
A-SB	05555AAH8	5.990000%	10,497,000.00	10,497,000.00	0.00	52,397.52	0.00	0.00	52,397.52	10,497,000.00	30.09%	30.00%
A-S	05555AAE5	6.094000%	84,067,000.00	84,067,000.00	0.00	426,920.25	0.00	0.00	426,920.25	84,067,000.00	19.69%	19.63%
B	05555AAJ4	5.943000%	42,540,000.00	42,540,000.00	0.00	210,679.35	0.00	0.00	210,679.35	42,540,000.00	14.42%	14.38%
C	05555AAK1	6.000000%	30,386,000.00	30,386,000.00	0.00	151,930.00	0.00	0.00	151,930.00	30,386,000.00	10.66%	10.63%
D	05555AAN5	4.500000%	9,115,000.00	9,115,000.00	0.00	34,181.25	0.00	0.00	34,181.25	9,115,000.00	9.53%	9.50%
E-RR	05555AAQ8	6.840074%	15,193,000.00	15,193,000.00	0.00	86,601.04	0.00	0.00	86,601.04	15,193,000.00	7.65%	7.63%
F-RR	05555AAS4	6.840074%	15,193,000.00	15,193,000.00	0.00	86,601.04	0.00	0.00	86,601.04	15,193,000.00	5.77%	5.75%
G-RR	05555AAU9	6.840074%	10,129,000.00	10,129,000.00	0.00	57,735.92	0.00	0.00	57,735.92	10,129,000.00	4.51%	4.50%
H-RR*	05555AAW5	6.840074%	36,462,761.00	36,462,761.00	0.00	83,154.44	0.00	0.00	83,154.44	36,462,761.00	0.00%	0.00%
R	05555ABA2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05555AAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			810,282,761.00	807,924,709.53	139,040.10	3,880,928.61	0.00	0.00	4,019,968.71	807,785,669.43

X-A	05555AAF2	1.012306%	567,197,000.00	564,838,948.53	0.00	476,491.47	0.00	0.00	476,491.47	564,699,908.43
X-B	05555AAG0	0.805184%	156,993,000.00	156,993,000.00	0.00	105,340.17	0.00	0.00	105,340.17	156,993,000.00
X-D	05555AAL9	2.340074%	9,115,000.00	9,115,000.00	0.00	17,774.81	0.00	0.00	17,774.81	9,115,000.00
Notional SubTotal			733,305,000.00	730,946,948.53	0.00	599,606.45	0.00	0.00	599,606.45	730,807,908.43

Deal Distribution Total					139,040.10	4,480,535.06	0.00	0.00	4,619,575.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05555AAA3	663.13550429	19.86287143	3.09131714	0.00000000	0.00000000	0.00000000	0.00000000	22.95418857	643.27263286
A-2	05555AAB1	1,000.00000000	0.00000000	5.56333333	0.00000000	0.00000000	0.00000000	0.00000000	5.56333333	1,000.00000000
A-4	05555AAC9	1,000.00000000	0.00000000	4.62416660	0.00000000	0.00000000	0.00000000	0.00000000	4.62416660	1,000.00000000
A-5	05555AAD7	1,000.00000000	0.00000000	4.85750000	0.00000000	0.00000000	0.00000000	0.00000000	4.85750000	1,000.00000000
A-SB	05555AAH8	1,000.00000000	0.00000000	4.99166619	0.00000000	0.00000000	0.00000000	0.00000000	4.99166619	1,000.00000000
A-S	05555AAE5	1,000.00000000	0.00000000	5.07833335	0.00000000	0.00000000	0.00000000	0.00000000	5.07833335	1,000.00000000
B	05555AAJ4	1,000.00000000	0.00000000	4.95250000	0.00000000	0.00000000	0.00000000	0.00000000	4.95250000	1,000.00000000
C	05555AAK1	1,000.00000000	0.00000000	5.00000000	0.00000000	0.00000000	0.00000000	0.00000000	5.00000000	1,000.00000000
D	05555AAN5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	05555AAQ8	1,000.00000000	0.00000000	5.70006187	0.00000000	0.00000000	0.00000000	0.00000000	5.70006187	1,000.00000000
F-RR	05555AAS4	1,000.00000000	0.00000000	5.70006187	0.00000000	0.00000000	0.00000000	0.00000000	5.70006187	1,000.00000000
G-RR	05555AAU9	1,000.00000000	0.00000000	5.70006121	0.00000000	0.00000000	0.00000000	0.00000000	5.70006121	1,000.00000000
H-RR	05555AAW5	1,000.00000000	0.00000000	2.28053054	3.41953123	14.57802551	0.00000000	0.00000000	2.28053054	1,000.00000000
R	05555ABA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05555AAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05555AAF2	995.84262352	0.00000000	0.84008108	0.00000000	0.00000000	0.00000000	0.00000000	0.84008108	995.59748805
X-B	05555AAG0	1,000.00000000	0.00000000	0.67098641	0.00000000	0.00000000	0.00000000	0.00000000	0.67098641	1,000.00000000
X-D	05555AAL9	1,000.00000000	0.00000000	1.95006144	0.00000000	0.00000000	0.00000000	0.00000000	1.95006144	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	21,639.22	0.00	21,639.22	0.00	0.00	0.00	21,639.22	0.00
A-2	04/01/26 - 04/30/26	30	0.00	83,450.00	0.00	83,450.00	0.00	0.00	0.00	83,450.00	0.00
A-4	04/01/26 - 04/30/26	30	0.00	231,208.33	0.00	231,208.33	0.00	0.00	0.00	231,208.33	0.00
A-5	04/01/26 - 04/30/26	30	0.00	2,354,430.25	0.00	2,354,430.25	0.00	0.00	0.00	2,354,430.25	0.00
A-SB	04/01/26 - 04/30/26	30	0.00	52,397.53	0.00	52,397.53	0.00	0.00	0.00	52,397.52	0.00
X-A	04/01/26 - 04/30/26	30	0.00	476,491.47	0.00	476,491.47	0.00	0.00	0.00	476,491.47	0.00
X-B	04/01/26 - 04/30/26	30	0.00	105,340.17	0.00	105,340.17	0.00	0.00	0.00	105,340.17	0.00
X-D	04/01/26 - 04/30/26	30	0.00	17,774.81	0.00	17,774.81	0.00	0.00	0.00	17,774.81	0.00
A-S	04/01/26 - 04/30/26	30	0.00	426,920.25	0.00	426,920.25	0.00	0.00	0.00	426,920.25	0.00
B	04/01/26 - 04/30/26	30	0.00	210,679.35	0.00	210,679.35	0.00	0.00	0.00	210,679.35	0.00
C	04/01/26 - 04/30/26	30	0.00	151,930.00	0.00	151,930.00	0.00	0.00	0.00	151,930.00	0.00
D	04/01/26 - 04/30/26	30	0.00	34,181.25	0.00	34,181.25	0.00	0.00	0.00	34,181.25	0.00
E-RR	04/01/26 - 04/30/26	30	0.00	86,601.04	0.00	86,601.04	0.00	0.00	0.00	86,601.04	0.00
F-RR	04/01/26 - 04/30/26	30	0.00	86,601.04	0.00	86,601.04	0.00	0.00	0.00	86,601.04	0.00
G-RR	04/01/26 - 04/30/26	30	0.00	57,735.92	0.00	57,735.92	0.00	0.00	0.00	57,735.92	0.00
H-RR	04/01/26 - 04/30/26	30	404,563.48	207,839.98	0.00	207,839.98	124,685.55	0.00	0.00	83,154.44	531,555.06
Totals			404,563.48	4,605,220.61	0.00	4,605,220.61	124,685.55	0.00	0.00	4,480,535.06	531,555.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,619,575.16
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,617,593.01	Master Servicing Fee	3,184.67
Interest Reductions due to Nonrecoverability Determination	(88,250.00)	Certificate Administrator Fee	7,379.05
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	336.64
ARD Interest	0.00	Operating Advisor Fee	1,232.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,529,343.01	Total Fees	12,341.15

Principal		Expenses/Reimbursements
Scheduled Principal	139,040.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,143.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,322.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	139,040.10	Total Expenses/Reimbursements	36,466.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,480,535.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	139,040.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,619,575.16
Total Funds Collected	4,668,383.11	Total Funds Distributed	4,668,383.11

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	807,924,710.30	807,924,710.30	Beginning Certificate Balance	807,924,709.53
(-) Scheduled Principal Collections	139,040.10	139,040.10	(-) Principal Distributions	139,040.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	807,785,670.20	807,785,670.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	808,003,174.58	808,003,174.58	Ending Certificate Balance	807,785,669.43
Ending Actual Collateral Balance	807,911,861.31	807,911,861.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.77)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.77)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	29	189,434,085.44	23.45%	93	7.0355	1.668426	1.29 or less	17	257,232,491.43	31.84%	92	6.9560	1.127243
$10,000,000 to $14,999,999	10	118,007,725.49	14.61%	89	6.9506	1.491217	1.30 to 1.49	12	145,143,486.52	17.97%	95	7.2758	1.426520
$15,000,000 to $19,999,999	5	83,747,222.23	10.37%	95	6.7392	2.022577	1.50 to 1.89	11	139,378,240.70	17.25%	92	6.6347	1.717559
$20,000,000 to $29,999,999	6	141,116,637.04	17.47%	94	6.9665	1.670751	1.90 to 1.99	4	85,002,222.23	10.52%	91	7.5949	1.974169
$30,000,000 to $39,999,999	4	135,480,000.00	16.77%	95	6.8788	1.200679	2.00 or greater	13	181,029,229.32	22.41%	94	6.2114	2.670607
$40,000,000 to $54,999,999	3	140,000,000.00	17.33%	94	6.4835	2.341536	Totals	57	807,785,670.20	100.00%	93	6.8584	1.717870
$55,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	57	807,785,670.20	100.00%	93	6.8584	1.717870
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arkansas	1	4,250,000.00	0.53%	95	7.1900	1.677200	South Carolina	3	4,437,794.90	0.55%	95	7.2580	1.398179
California	5	100,448,049.45	12.43%	95	6.0005	2.747636	Tennessee	3	7,714,487.65	0.96%	95	6.4332	1.810355
Colorado	2	16,320,800.00	2.02%	96	6.6047	1.946414	Texas	9	150,862,677.08	18.68%	96	7.0407	1.433376
Connecticut	8	53,250,000.01	6.59%	94	6.5661	1.674186	Virginia	3	19,303,688.52	2.39%	95	6.5793	1.737754
Florida	3	11,114,623.15	1.38%	95	7.5533	1.771552	Washington	1	8,100,000.00	1.00%	96	6.7960	1.188000
Georgia	5	50,156,455.66	6.21%	94	6.8565	1.612005	Wisconsin	7	83,407,068.51	10.33%	95	6.9986	1.345999
Illinois	5	37,731,138.69	4.67%	92	6.3938	2.228103	Totals	101	807,785,670.20	100.00%	93	6.8584	1.717870
Indiana	3	9,594,910.41	1.19%	95	6.4334	1.810869
									Property Type³
Iowa	1	2,475,391.91	0.31%	92	6.9320	1.100500
Kansas	2	10,655,660.89	1.32%	95	8.2341	0.749497		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	1	329,440.97	0.04%	88	6.4458	1.838600		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	3	743,599.96	0.09%	90	6.6293	1.559962	Industrial	11	75,000,000.00	9.28%	95	6.4330	1.810000
Maryland	2	70,254,100.46	8.70%	90	7.6965	1.979489	Lodging	5	47,467,998.30	5.88%	96	7.8713	1.287913
Michigan	4	21,787,588.71	2.70%	95	6.9519	1.806693	Mobile Home Park	3	9,884,229.32	1.22%	96	7.6428	1.783256
Mississippi	1	224,909.49	0.03%	88	6.4457	1.838600	Multi-Family	21	221,348,495.34	27.40%	91	6.8051	1.381471
Missouri	1	148,734.95	0.02%	88	6.4458	1.838600	Office	5	108,152,222.23	13.39%	95	6.0376	2.682103
Nebraska	1	2,284,229.32	0.28%	96	8.1850	2.764800	Retail	52	310,532,725.03	38.44%	93	7.1289	1.709281
Nevada	1	22,597,520.96	2.80%	92	6.9320	1.100500	Self Storage	4	35,400,000.00	4.38%	94	6.6499	1.340547
New Jersey	1	16,400,000.00	2.03%	96	7.4070	1.491700	Totals	101	807,785,670.20	100.00%	93	6.8584	1.717870
New Mexico	3	7,459,303.51	0.92%	93	6.8045	1.283261
New York	6	55,154,918.03	6.83%	96	6.5773	1.290223
North Carolina	4	3,538,948.60	0.44%	94	7.2063	1.444031
Ohio	5	17,522,379.40	2.17%	42	7.1038	1.660348
Oklahoma	3	3,792,757.40	0.47%	95	7.2441	1.407804
Pennsylvania	4	15,724,491.62	1.95%	96	7.2762	1.476828

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	3	75,000,000.00	9.28%	95	5.5600	3.129667	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	8	158,728,240.70	19.65%	94	6.3854	1.878359	13 months to 24 months	21	245,486,715.84	30.39%	96	7.1402	1.424914
	6.50000% to 6.99999%	17	228,938,488.08	28.34%	94	6.7810	1.522276	25 months to 36 months	36	562,298,954.36	69.61%	92	6.7354	1.845768
	7.00000% to 7.49999%	18	205,516,713.80	25.44%	91	7.1722	1.304994	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
7.500000% to 7.99999%		8	118,966,637.04	14.73%	92	7.6500	1.794410	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000% or greater	3	20,635,590.58	2.55%	95	8.3848	1.192919	Totals	57	807,785,670.20	100.00%	93	6.8584	1.717870
	Totals	57	807,785,670.20	100.00%	93	6.8584	1.717870
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	111 months or less	57	807,785,670.20	100.00%	93	6.8584	1.717870	Interest Only	44	670,397,240.70	82.99%	93	6.7752	1.751537
	112 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	13	137,388,429.50	17.01%	95	7.2645	1.553590
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	807,785,670.20	100.00%	93	6.8584	1.717870	Totals	57	807,785,670.20	100.00%	93	6.8584	1.717870
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		12	145,098,049.45	17.96%	92	6.8255	1.995332			No outstanding loans in this group
	12 months or less	40	597,359,380.05	73.95%	95	6.8583	1.702762
	13 months to 24 months	5	65,328,240.70	8.09%	83	6.9324	1.239757
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	807,785,670.20	100.00%	93	6.8584	1.717870
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	328231001				Actual/360	6.433%	268,041.67	0.00	0.00	N/A	04/06/34	--	50,000,000.00	50,000,000.00	05/06/26
1A	328231101	IN	Various	Various	Actual/360	6.433%	134,020.83	0.00	0.00	N/A	04/06/34	--	25,000,000.00	25,000,000.00	05/06/26
2	300802430				Actual/360	5.560%	231,666.67	0.00	0.00	N/A	04/01/34	--	50,000,000.00	50,000,000.00	05/01/26
2A	300802431	OF	Los Angeles	CA	Actual/360	5.560%	69,500.00	0.00	0.00	N/A	04/01/34	--	15,000,000.00	15,000,000.00	05/01/26
2B	300802432				Actual/360	5.560%	46,333.33	0.00	0.00	N/A	04/01/34	--	10,000,000.00	10,000,000.00	05/01/26
3	303161475				Actual/360	7.701%	256,700.00	0.00	0.00	N/A	11/01/33	--	40,000,000.00	40,000,000.00	05/01/26
3A	303161477	RT	Hanover	MD	Actual/360	7.701%	64,175.00	0.00	0.00	N/A	11/01/33	--	10,000,000.00	10,000,000.00	05/01/26
3B	656121036				Actual/360	7.701%	128,350.00	0.00	0.00	N/A	11/01/33	--	20,000,000.00	20,000,000.00	05/01/26
4	301741677				Actual/360	7.130%	200,531.25	0.00	0.00	N/A	05/06/34	--	33,750,000.00	33,750,000.00	02/06/26
4A	301741678	MF	Richardson	TX	Actual/360	7.130%	118,833.33	0.00	0.00	N/A	05/06/34	--	20,000,000.00	20,000,000.00	02/06/26
5	328231005	RT	Baraboo	WI	Actual/360	7.070%	216,400.92	0.00	0.00	N/A	04/06/34	--	36,730,000.00	36,730,000.00	05/06/26
6	328231006	Various Various		Various	Actual/360	6.932%	202,183.33	0.00	0.00	N/A	01/06/34	--	35,000,000.00	35,000,000.00	05/06/26
7	328231007	MF	Brooklyn	NY	Actual/360	6.300%	157,500.00	0.00	0.00	N/A	05/06/34	--	30,000,000.00	30,000,000.00	05/06/26
8	328231008	LO	Various	TX	Actual/360	7.532%	182,979.11	35,637.69	0.00	N/A	05/06/34	--	29,152,274.73	29,116,637.04	04/06/26
9	695101554				Actual/360	6.956%	81,877.92	0.00	0.00	N/A	03/06/34	--	14,125,000.00	14,125,000.00	05/06/26
9A	695101555	RT	Fayetteville	GA	Actual/360	6.956%	57,966.67	0.00	0.00	N/A	03/06/34	--	10,000,000.00	10,000,000.00	05/06/26
9B	695101557				Actual/360	6.956%	28,983.33	0.00	0.00	N/A	03/06/34	--	5,000,000.00	5,000,000.00	05/06/26
10	328231010				Actual/360	6.335%	105,590.06	0.00	0.00	N/A	12/01/33	--	20,000,000.00	20,000,000.00	05/06/26
10A	328231110	RT	Schaumburg	IL	Actual/360	6.335%	47,515.53	0.00	0.00	N/A	12/01/33	--	9,000,000.00	9,000,000.00	05/06/26
11	328231011	SS	Norwalk	CT	Actual/360	6.653%	149,692.50	0.00	0.00	N/A	03/06/34	--	27,000,000.00	27,000,000.00	05/06/26
12	328231012	RT	Weatherford	TX	Actual/360	6.955%	115,018.31	0.00	0.00	N/A	05/06/34	--	19,845,000.00	19,845,000.00	05/06/26
13	328231013	MF	Huntsville	TX	Actual/360	6.570%	95,812.50	0.00	0.00	N/A	04/06/34	--	17,500,000.00	17,500,000.00	05/06/26
14	328071111				Actual/360	6.386%	49,225.42	0.00	0.00	N/A	02/06/34	--	9,250,000.00	9,250,000.00	05/06/26
14A	328070001	RT	Danbury	CT	Actual/360	6.386%	43,903.75	0.00	0.00	N/A	02/06/34	--	8,250,000.00	8,250,000.00	05/06/26
15	28002531	RT	Vineland	NJ	Actual/360	7.407%	101,229.00	0.00	0.00	05/06/34	09/06/37	--	16,400,000.00	16,400,000.00	05/06/26
16	328231016	OF	Ann Arbor	MI	Actual/360	7.100%	88,845.83	13,975.06	0.00	N/A	04/06/34	--	15,016,197.29	15,002,222.23	05/06/26
17	399570130				Actual/360	7.060%	0.00	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	12/06/24
17A	399570131	MF	Euclid	OH	Actual/360	7.060%	0.00	0.00	0.00	N/A	02/06/29	--	5,000,000.00	5,000,000.00	12/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	328231018	MF	Lakewood	CO	Actual/360	6.600%	79,200.00	0.00	0.00	N/A	05/06/34	--	14,400,000.00	14,400,000.00	05/06/26
19	328231019	MF	Brooklyn	NY	Actual/360	6.510%	75,950.00	0.00	0.00	N/A	04/06/34	--	14,000,000.00	14,000,000.00	05/06/26
20	328231020	RT	Tyler	TX	Actual/360	7.140%	79,545.55	0.00	0.00	N/A	05/06/34	--	13,369,000.00	13,369,000.00	05/06/26
21	328231021	MF	Milwaukee	WI	Actual/360	6.960%	67,439.39	17,068.15	0.00	N/A	03/01/34	--	11,627,481.83	11,610,413.68	05/01/26
22	399570121	LO	Leavenworth	KS	Actual/360	8.260%	72,343.83	6,688.19	0.00	N/A	04/06/34	--	10,510,000.00	10,503,311.81	02/06/26
23	328231023	MF	Racine	WI	Actual/360	7.044%	56,050.16	13,844.31	0.00	N/A	03/01/34	--	9,548,578.92	9,534,734.61	05/01/26
24	328231024	MF	Milwaukee	WI	Actual/360	6.809%	50,604.67	13,302.37	0.00	N/A	04/01/34	--	8,918,432.83	8,905,130.46	05/01/26
25	328231025	MF	Santa Cruz	CA	Actual/360	6.736%	51,081.33	0.00	0.00	N/A	05/06/34	--	9,100,000.00	9,100,000.00	05/06/26
26	328231026	MF	Racine	WI	Actual/360	6.862%	49,840.56	12,979.46	0.00	N/A	03/01/34	--	8,715,923.40	8,702,943.94	05/01/26
27	307331294	RT	Stroudsburg	PA	Actual/360	7.465%	54,316.13	7,526.60	0.00	N/A	05/06/34	--	8,731,326.63	8,723,800.03	05/06/26
28	328231028	MF	New Haven	CT	Actual/360	6.658%	48,547.92	0.00	0.00	N/A	03/06/34	--	8,750,000.00	8,750,000.00	05/06/26
29	328231029	OF	Laguna Niguel	CA	Actual/360	6.690%	47,387.50	0.00	0.00	N/A	04/01/34	--	8,500,000.00	8,500,000.00	05/01/26
30	328231030	SS	Various	Various	Actual/360	6.640%	46,480.00	0.00	0.00	N/A	04/01/34	--	8,400,000.00	8,400,000.00	05/01/26
31	328231031	MF	Tacoma	WA	Actual/360	6.796%	45,873.00	0.00	0.00	N/A	05/06/34	--	8,100,000.00	8,100,000.00	05/06/26
32	399570127	LO	Sonora	CA	Actual/360	8.610%	56,348.51	5,400.95	0.00	N/A	05/06/34	--	7,853,450.40	7,848,049.45	10/06/24
33	328231033	MF	Milwaukee	WI	Actual/360	7.053%	45,068.62	11,034.32	0.00	N/A	04/01/34	--	7,667,991.25	7,656,956.93	05/01/26
34	399570125	RT	Staten Island	NY	Actual/360	7.530%	46,121.25	0.00	0.00	N/A	05/06/34	--	7,350,000.00	7,350,000.00	05/06/26
35	328231035	RT	Various	Various	Actual/360	6.446%	38,826.19	0.00	0.00	N/A	09/06/33	--	7,228,240.70	7,228,240.70	05/06/26
36	399571025	RT	Duluth	GA	Actual/360	7.290%	42,525.00	0.00	0.00	N/A	02/06/34	--	7,000,000.00	7,000,000.00	05/06/26
37	695101575	MH	Lake Butler	FL	Actual/360	7.369%	33,774.58	0.00	0.00	N/A	05/06/34	--	5,500,000.00	5,500,000.00	05/06/26
38	695101561	OF	Boca Raton	FL	Actual/360	7.785%	35,032.50	0.00	0.00	N/A	03/06/34	--	5,400,000.00	5,400,000.00	05/06/26
39	328231039	RT	Various	Various	Actual/360	7.604%	31,683.33	0.00	0.00	N/A	05/06/34	--	5,000,000.00	5,000,000.00	05/06/26
40	328231040	OF	Little Rock	AR	Actual/360	7.190%	25,464.58	0.00	0.00	N/A	04/06/34	--	4,250,000.00	4,250,000.00	05/06/26
41	28002533	RT	Aiken	SC	Actual/360	7.407%	23,146.88	0.00	0.00	05/06/34	09/06/38	--	3,750,000.00	3,750,000.00	05/06/26
42	28002535	RT	Durant	OK	Actual/360	7.407%	19,443.38	0.00	0.00	05/06/34	02/06/38	--	3,150,000.00	3,150,000.00	05/06/26
43	28002532	RT	Abingdon	VA	Actual/360	7.407%	17,900.25	0.00	0.00	05/06/34	09/06/37	--	2,900,000.00	2,900,000.00	05/06/26
44	28002534	RT	Mount Airy	NC	Actual/360	7.407%	17,283.00	0.00	0.00	05/06/34	09/06/37	--	2,800,000.00	2,800,000.00	05/06/26
45	301741676	MH	Omaha	NE	Actual/360	8.185%	15,591.14	1,583.00	0.00	N/A	05/06/34	--	2,285,812.32	2,284,229.32	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
46	695101576	MH	Poughkeepsie	NY	Actual/360	7.770%	13,597.50	0.00	0.00 N/A	05/06/34	--	2,100,000.00	2,100,000.00	05/06/26
Totals							4,529,343.01	139,040.10	0.00			807,924,710.30	807,785,670.20
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,534,444.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,568,374.13	6,989,829.14	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	59,516,676.97	43,714,107.77	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,629,204.60	2,217,703.10	01/01/25	06/30/25	--	0.00	0.00	200,078.44	541,969.67	46,685.36	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	118,565.00	352,415.26	0.00	0.00
5	4,106,706.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,652,074.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,145,554.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,462,139.85	3,868,091.16	10/01/24	09/30/25	--	0.00	0.00	218,556.07	218,556.07	0.00	0.00
9	9,070,520.08	6,932,148.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	40,337,923.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,353,755.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,084,018.16	2,414,244.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,756,456.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	28,637,691.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,848,852.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,498,475.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	4,070,383.00	01/01/25	03/31/25	05/11/26	8,590,084.73	134,288.56	(134.17)	818,473.88	0.00	0.00
17A	0.00	0.00	--	--	05/11/26	4,295,042.37	67,144.30	(67.08)	409,236.98	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	1,930,921.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,510,436.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	506,326.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,295,771.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	714,428.66	0.00	--	--	--	0.00	0.00	78,891.01	221,243.25	0.00	0.00
23	1,112,193.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,034,618.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,553,177.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	982,571.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	978,773.27	801,627.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	714,432.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,131,398.41	307,463.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	883,851.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	656,571.07	165,500.58	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	02/11/26	1,693,018.15	48,575.53	49,500.21	1,062,615.52	132,129.12	0.00
33	877,569.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	703,609.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	33,804,079.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	3,122,116.55	644,217.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	637,134.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	890,716.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	722,847.73	187,231.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	577,352.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	372,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	313,698.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	291,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	283,240.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	534,619.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	231,245.37	57,395.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	268,570,046.91	72,369,943.15				14,578,145.25	250,008.39	665,389.48	3,624,510.63	178,814.48	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	3	64,253,311.81	3	22,848,049.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858378%	6.813045%	93
04/17/26	2	53,750,000.00	1	10,510,000.00	3	22,853,450.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858450%	6.813118%	94
03/17/26	1	10,510,000.00	0	0.00	3	22,856,947.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858498%	6.813168%	95
02/18/26	1	20,000,000.00	1	10,510,000.00	3	22,866,020.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858585%	6.813257%	96
01/16/26	2	19,260,000.00	0	0.00	3	22,869,424.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858631%	6.833180%	97
12/17/25	1	8,750,000.00	0	0.00	3	22,872,803.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858678%	6.833226%	98
11/18/25	1	8,750,000.00	0	0.00	3	22,878,028.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858737%	6.833284%	99
10/20/25	0	0.00	0	0.00	3	22,881,344.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858782%	6.833329%	100
09/17/25	0	0.00	0	0.00	3	22,886,508.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858841%	6.833387%	101
08/15/25	0	0.00	0	0.00	3	22,889,761.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858886%	6.833431%	102
07/17/25	0	0.00	0	0.00	3	22,892,991.08	0	0.00	0	0.00	0	0.00	1	105,092.30	0	0.00	6.858930%	6.833475%	103
06/17/25	0	0.00	0	0.00	3	22,898,071.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.858934%	6.833480%	104
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	301741677	02/06/26	2	2	200,078.44	541,969.67	74,959.01	33,750,000.00	01/26/26	13
4A	301741678	02/06/26	2	2	118,565.00	352,415.26	0.00	20,000,000.00	01/26/26	13
8	328231008	04/06/26	0	B	218,556.07	218,556.07	0.00	29,152,274.73
17	399570130	12/06/24	16	6	(134.17)	818,473.88	0.00	10,000,000.00	02/19/25	98
17A	399570131	12/06/24	16	6	(67.08)	409,236.98	0.00	5,000,000.00	02/19/25	98
22	399570121	02/06/26	2	2	78,891.01	221,243.25	0.00	10,510,000.00	02/11/26	13
32	399570127	10/06/24	18	6	49,500.21	1,062,615.52	874,436.15	7,931,914.68	01/15/25	2
Totals					665,389.48	3,624,510.63	949,395.16	116,344,189.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		15,000,000	0	15,000,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		792,785,670	720,684,309	72,101,361		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	807,785,670	720,684,309	0	64,253,312	22,848,049	0
Apr-26	807,924,710	720,811,260	53,750,000	10,510,000	22,853,450	0
Mar-26	808,034,147	774,667,200	10,510,000	0	22,856,947	0
Feb-26	808,209,368	754,833,348	20,000,000	10,510,000	22,866,020	0
Jan-26	808,317,041	766,187,616	19,260,000	0	22,869,425	0
Dec-25	808,424,050	776,801,246	8,750,000	0	22,872,804	0
Nov-25	808,552,620	776,924,591	8,750,000	0	22,878,029	0
Oct-25	808,658,173	785,776,828	0	0	22,881,344	0
Sep-25	808,785,343	785,898,835	0	0	22,886,508	0
Aug-25	808,889,458	785,999,696	0	0	22,889,762	0
Jul-25	808,992,930	786,099,939	0	0	22,892,991	0
Jun-25	809,223,192	786,325,120	0	0	22,898,072	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	301741677	33,750,000.00	33,750,000.00	83,100,000.00	02/20/24	2,174,224.17	1.12210	06/30/25	05/06/34	I/O
4A	301741678	20,000,000.00	20,000,000.00	83,100,000.00	02/20/24	4,799,017.35	1.21270	--	05/06/34	I/O
17	399570130	10,000,000.00	10,000,000.00	18,100,000.00	04/01/26	4,070,383.00	1.07290	03/31/25	02/06/29	I/O
17A	399570131	5,000,000.00	5,000,000.00	18,100,000.00	04/01/26	6,402,152.00	1.64000	--	02/06/29	I/O
22	399570121	10,503,311.81	10,510,000.00	16,500,000.00	02/22/24	592,785.10	0.73370	12/31/25	04/06/34	335
32	399570127	7,848,049.45	7,931,914.68	8,800,000.00	01/15/26	1,097,418.00	1.35000	--	05/06/34	335
Totals		87,101,361.26	87,191,914.68	227,700,000.00		19,135,979.62

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	301741677	Various	Various	01/26/26	13

Loan continues to be in default. Special Servicer has engaged counsel to enforce its rights and remedies under the Loan Documents. Special Servicer issued a Notice of Demand on February 13, 2026. Borrower failed to cure the defaults or

	propose a forbearan ce. Counsel issued a Notice of Acceleration on April 29, 2026. Loan is currently past due for the March 2026 payment.

4A	301741678	MF	TX	01/26/26	13

Loan continues to be in default. Special Servicer has engaged counsel to enforce its rights and remedies under the Loan Documents. Special Servicer issued a Notice of Demand on February 13, 2026. Borrower failed to cure the defaults or

	propose a forbearan ce. Counsel issued a Notice of Acceleration on April 29, 2026. Loan is currently past due for the March 2026 payment.

17	399570130	Various	Various	02/19/25	98

The Loan transferred to special servicing on 2/19/2025 due to payment default. At ASC's direction, counsel filed a foreclosure complaint, a motion for the appointment of a receiver and initiated a lawsuit against the guarantor. In May 2025, the judge appr oved the receivership motion, however, Borrower filed bankruptcy shortly thereafter to prevent the receiver from taking over operations of the property. In November 2025, the court granted full stay relief and subsequently dismissed the bankruptcy case. B orrower is barred from refiling for two years. The receiver has engaged a general contractor to implement a property rehabilitation plan approved by Lender. In January 2026, the state court ruled in favor of the lender in the foreclosure case. SS will coo rdinate the foreclosure sale with the sheriff in due course. The judge entered an order granting default judgement against the guarantor. In an attempt to locate the guarantor's liquid assets, counsel has sent

	subpoenas to several financial institutions. Additionally, counsel is working on domesticating the judgement in jurisdictions where the guarantor reported to have REO assets.
17A	399570131	MF	OH	02/19/25	98

The Loan transferred to special servicing on 2/19/2025 due to payment default. At ASC's direction, counsel filed a foreclosure complaint, a motion for the appointment of a receiver and initiated a lawsuit against the guarantor. In May 2025, the judge appr oved the receivership motion, however, Borrower filed bankruptcy shortly thereafter to prevent the receiver from taking over operations of the property. In November 2025, the court granted full stay relief and subsequently dismissed the bankruptcy case. B orrower is barred from refiling for two years. The receiver has engaged a general contractor to implement a property rehabilitation plan approved by Lender. In January 2026, the state court ruled in favor of the lender in the foreclosure case. SS will coo rdinate the foreclosure sale with the sheriff in due course. The judge entered an order granting default judgement against the guarantor. In an attempt to locate the guarantor's liquid assets, counsel has sent

	subpoenas to several financial institutions. Additionally, counsel is working on domesticating the judgement in jurisdictions where the guarantor reported to have REO assets.
22	399570121	LO	KS	02/11/26	13

The loan transferred to Special Servicing on 2/11/2026 due to Payment Default. As of the property financial report dated 12/31/2025, property occupancy was 59% and the loan was covering debt service at a DSCR (NOI) of 0.88x. Per latest discussion with Bor rower, the intent is to bring the Loan current. Special Servicer is currently evaluating the appropriate next steps.ing in a foreclosure sale that closed in December 2025. The subject property benefits from a strong location within its market, supported b y diverse demand generators including both crew and leisure segments. The Special Servicer anticipates disposition in Q4 2028, following a strategy focused on growing ADR and boosting occupancy through the completion of targeted capital improvements. Plan ned work includes repainting common areas, flooring remediation across various guest rooms, Title 24 electrical upgrades to bring the property into compliance, lighting repairs, furniture

	replacement in select common areas, and minor improvements to the v acant retail spaces.
32	399570127	LO	CA	01/15/25	2

The Loan was transferred into Special Servicing on January 15, 2025, following a payment default. On March 20, 2025, the Borrower signed a PNL, after which the Special Servicer retained outside counsel to pursue enforcement of its legal

	remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,197.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	2,083.33	0.00	0.00	0.00	0.00	58,833.33	0.00	0.00	0.00	0.00
17A	0.00	0.00	1,041.67	0.00	0.00	0.00	0.00	29,416.67	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	5,000.00	0.00	0.00	12,143.88	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,322.92	0.00	0.00	12,143.88	0.00	88,250.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		124,716.80

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29